Income taxes - FY, Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the beginning and ending amounts of unrecognized tax benefits [Roll Forward]
Balance at beginning of year	$ 1,234	$ 1,356
Decreases for tax positions taken during prior years	(122)	(122)
Balance at end of year	$ 1,112	$ 1,234